INCOME TAXES (Tables)	12 Months Ended
Dec. 31, 2013
Income Tax Disclosure [Abstract]
Schedule of components of earnings before income taxes
The components of earnings before income taxes were:

	Years Ended December 31,
(In millions)	2013	2012	2011
U.S.	$141.9	$105.9	$85.0
Non-U.S.	782.4	664.4	561.0
Total	$924.3	$770.3	$646.0
        The above amounts are categorized based on the applicable taxing authorities.

Summary of components of provision (benefit) for income taxes attributable to operations
The provision (benefit) for income taxes consisted of:

	Years Ended December 31,
(In millions)	2013	2012	2011
Current:
U.S. federal	$79.1	$37.1	$81.3
U.S. states	2.4	(1.3)	10.7
Non-U.S.	130.6	139.7	144.2
Total current income tax expense	212.1	175.5	236.2

Deferred:
U.S. federal	(6.4)	7.9	(27.3)
U.S. states	1.9	(4.0)	(6.2)
Non-U.S.	27.5	2.6	(23.9)
Total deferred income tax expense	23.0	6.5	(57.4)

Total	$235.1	$182.0	$178.8

Schedule of effective income tax rate reconciliation
Effective Tax Rate—MJN’s provision for income taxes in the years ended December 31, 2013, 2012 and 2011 was different from the amount computed by applying the statutory U.S. federal income tax rate to earnings before income taxes as a result of the following:

(Dollars in millions)	2013		2012		2011
U.S. statutory rate	$323.5	35.0%	$269.6	35.0%	$226.1	35.0%
State and local taxes	1.3	0.1	0.8	0.1	3.7	0.6
Foreign income taxed at different rates	(25.6)	(2.8)	(67.7)	(8.8)	(42.1)	(6.5)
Repatriation of foreign income	9.4	1.0	21.6	2.8	21.8	3.4
Tax rulings and agreements	(121.9)	(13.2)	(46.4)	(6.0)	(51.9)	(8.0)
Reversal of deferred tax on prior years' unremitted foreign earnings due to a permanent reinvestment assertion	(8.2)	(0.9)	(8.7)	(1.1)	—	—
Administrative penalty related to China antitrust review	8.3	0.9	—	—	—	—
Unrecognized tax benefits and related interest/penalties	38.1	4.1	13.1	1.7	7.3	1.1
Other	10.2	1.2	(0.3)	(0.1)	13.9	2.1

Total provision / effective tax rate	$235.1	25.4%	$182.0	23.6%	$178.8	27.7%

        The Company negotiated a tax ruling effective from January 1, 2010, under which certain profits in the Netherlands are exempt from taxation through the year ending December 31, 2019. This ruling was superseded by a subsequent tax agreement effective July 26, 2012, whereby the Company and the Dutch tax authorities agreed to the appropriate remuneration attributable to Dutch manufacturing activities through the year ending December 31, 2019.

Summary of components of current and noncurrent deferred income tax assets (liabilities)
Deferred Taxes and Valuation Allowance—The components of current and noncurrent deferred income tax assets (liabilities) were:

	December 31,
(In millions)	2013	2012
Deferred tax assets:
Accrued expenses	$33.5	$28.0
Accrued rebates and returns	42.2	44.5
Pension, post-retirement and post employment liabilities	58.1	65.3
Stock-based compensation	20.2	18.3
Obsolescence reserves and other inventory items	7.9	6.3
Net operating loss carryforwards	13.5	17.2
Other—net	6.7	23.2
Valuation allowance	(7.3)	(6.1)
Total deferred tax assets	174.8	196.7
Deferred tax liabilities:
Depreciation and amortization	(68.5)	(76.5)
Unremitted earnings and cumulative foreign currency translation adjustments	(9.7)	(26.1)
Total deferred tax liabilities	(78.2)	(102.6)
Deferred tax assets—net	$96.6	$94.1

Recognized as:
Net deferred income taxes—current	74.9	85.5
Net deferred income taxes—noncurrent	21.7	8.6
Total	$96.6	$94.1
        As of December 31, 2013, the Company had definite-lived and indefinite-lived gross foreign net operating loss (“NOL”) carryforwards of $49.0 million. Indefinite-lived NOL carryforwards totaled $22.3 million with the remainder being definite-lived. An immaterial amount of these definite-lived NOL carryforwards will begin to expire in 2014, with the remainder of the definite-lived NOL carryforwards to expire no later than 2031. The valuation allowance recorded for NOL carryforwards is $5.0 million as of December 31, 2013.

        As of December 31, 2013, the Company had various definite-lived U.S. state tax credit carryforwards of $6.9 million net of federal benefit. An immaterial amount of these state tax credit carryforwards will begin to expire in 2016, with the remainder of the state tax credit carryforwards to expire no later than 2023. The valuation allowance recorded for state tax credit carryforwards is $2.3 million, net of federal benefit as of December 31, 2013.
        Income taxes paid net of refunds were $159.3 million, $226.8 million, and $174.3 million in the years ended December 31, 2013, 2012, and 2011, respectively. The income taxes were paid to federal, state and foreign taxing authorities and BMS pursuant to the terms of the Amended and Restated Tax Matters Agreement.
        As of December 31, 2013, U.S. taxes have not been provided on approximately $1.4 billion of foreign earnings as these undistributed earnings have been permanently invested offshore. If, in the future, these earnings were to be repatriated to the U.S. additional tax provisions would be required. It is impracticable to determine a precise estimate of the additional provision required. However, the maximum potential estimated U.S. tax liability would be $494 million if these earnings were to be repatriated to the United States in such a manner that the entire amount of foreign earnings would be subject to the U.S. statutory tax rate with no U.S. tax relief for foreign taxes already paid.  However, the Company has no plans to repatriate these foreign earnings.
        The Company’s tax returns are routinely audited by federal, state and foreign tax authorities and these tax audits are at various stages of completion at any given time. The Internal Revenue Service (“IRS”) has completed examinations of the Company’s U.S. income tax filings through December 31, 2007. At December 31, 2013, the Company’s 2011 income tax return was under IRS examination. At December 31, 2013, tax years remaining open to examination outside the U.S. include 2003 and forward.

Schedule of reconciliation of changes in uncertain tax positions
A reconciliation of the Company’s changes in gross uncertain tax positions is as follows:

	Years Ended December 31,
(In millions)	2013	2012	2011
Balance at January 1:	$64.7	$29.7	$13.6
Increases based on current year tax positions	23.8	17.8	14.6
Decreases based on current year tax positions	—	—	—
Increases based on prior year tax positions	18.9	21.4	1.7
Decreases based on prior year tax positions	—	—	(0.3)
Settlements	—	—	(0.1)
Lapse of statute of limitations	(3.8)	(5.2)	—
Cumulative translation adjustment	(1.0)	1.0	0.2
Balance at December 31:	$102.6	$64.7	$29.7
        Uncertain tax positions have been recorded as part of other liabilities with a reversal of up to $10 million reasonably possible in the next 12 months due to the expiration of statutes of limitations. The amounts of uncertain tax positions that, if recognized, would impact the effective tax rate were $48.6 million, $18.9 million, and $10.9 million as of December 31, 2013, 2012 and 2011, respectively. The Company believes that it has provided adequately for all uncertain tax positions. It is reasonably possible that new issues may be raised by tax authorities and that these issues may require increases in the balance of uncertain tax positions.
        Interest and penalties related to uncertain tax positions were $14.8 million and $11.2 million, as of December 31, 2013, and 2012, respectively, and are included as a component of other liabilities. The Company classifies interest and penalties related to uncertain tax positions as a component of provision for income taxes. The amount of interest and penalties included as a component of provision for income taxes was $3.0 million, $5.0 million and $0.6 million for the years ended December 31, 2013, 2012 and 2011, respectively.
        On December 18, 2009, the Company and Bristol-Myers Squibb Company (“BMS”) entered into an Amended and Restated Tax Matters Agreement in anticipation of the separation from BMS. Under the Amended and Restated Tax Matters Agreement, BMS agreed to indemnify the Company for (i) any tax attributable to a MJN legal entity for any taxable period ending on or before December 31, 2008, (ii) any tax arising solely as a result of MJN’s 2009 initial public offering (“IPO”) and the restructuring preceding the IPO, and (iii) any transaction tax associated with the separation transaction. The Company agreed to indemnify BMS for (i) any tax payable with respect to any separate return that the Company is required to file or cause to be filed, (ii) any tax incurred as a result of any gain which may be recognized by a member of the BMS affiliated group with respect to a transfer of certain foreign affiliates by the Company in preparation for the IPO, and (iii) any tax arising from the failure or breach of any representation or covenant made by the Company which failure or breach results in the intended tax consequences of the separation transaction not being achieved. Additionally, under the Amended and Restated Tax Matters Agreement, the Company continues to maintain responsibility for any tax positions which may exist for any taxable period ending after December 31, 2008.